Tax Payable (Tables)	12 Months Ended
Sep. 30, 2025
Tax Payable [Abstract]
Schedule of Tax Payable	The amount of tax payable consisted of the following:
	September 30, 2025	September 30, 2024
Income tax payable	$598,661	$331,612
Other tax payables	206,723	117,673
Total	$805,384	$449,285